Description of Organization, Business Operations, and Going Concern	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DYNAMICS SPECIAL PURPOSE [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Description of Organization, Business Operations, and Going Concern
NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND GOING CONCERN
Dynamics
Special Purpose Corp. (the “Company”) is a blank check company incorporated in Delaware on March 1, 2021. As used herein, “the Company” refers to Dynamics Special Purpose Corp. and its wholly-owned and controlled subsidiary, Explore Merger Sub, Inc. (“Merger Sub”), unless the context indicates otherwise. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2022, the Company had not commenced any operations. All activity for the period from March 1, 2021 (inception) through March 31, 2022 related to the Company’s formation, its initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination and negotiating and entering into binding agreements in respect of such Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income on the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Initial Public Offering was declared effective on May 25, 2021. On May 28, 2021, the Company consummated the Initial Public Offering of 23,000,000 shares of Class A common stock (the “Public Shares”), including 3,000,000 shares of Class A common stock that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Public Share, generating gross proceeds of $230,000,000, which is discussed in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 715,500 shares of Class A common stock (the “Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement to Dynamics Sponsor LLC (the “Sponsor”), generating gross proceeds of $7,155,000, which is described in Note 4.
Transaction costs amounted to $13,198,430 consisting of $4,600,000 of underwriting fees, $8,050,000 of deferred underwriting fees, and $548,430 of other offering costs. Subsequent to the Initial Public Offering, the underwriter agreed on December 17, 2021 to waive $1,000,000 of its deferred underwriting fees of $8,050,000, thereby reducing those fees to $7,050,000; thus, the transaction costs related to the Company’s Initial Public Offering amounted to $12,198,430.
Following the closing of the Initial Public Offering on May 28, 2021, an amount of $230,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares in the Initial Public Offering and the sale of the Private Placement Shares was placed in a trust account (the “Trust Account”), and is invested only in U.S. government securities with maturities of 185 days or less, or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination, including the proposed Business Combination with Senti (as defined and discussed below) successfully. The Company must complete a Business
Combination with
 one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting fees and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, subject to applicable law and stock exchange listing requirements. The stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount held in the Trust Account, calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations.
The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Founder Shares (as defined in Note 5) have agreed to vote their Founder Shares, Private Placement Shares and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a stockholder vote to approve a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The initial stockholders have agreed to waive (a) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares they hold in connection with the completion of an initial Business Combination, (b) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares they hold in connection with a stockholder vote to approve an amendment to the Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the Initial Public Offering or with respect to any material provision relating to the rights of holders of Public Shares, and
(c) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Placement Shares they hold if the Company fails to complete an initial Business Combination within 24 months from the closing of the Initial Public Offering. However, if the initial stockholders acquired Public Shares in or after the Initial Public Offering, such Public Shares would be entitled to liquidating distributions from the Trust Account if the Company failed to complete a Business Combination within the Combination Period (as defined below).

The Company will have until May 28, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, subject to lawfully available funds therefor, redeem the Public Shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The underwriter has agreed to waive its rights to its deferred underwriting fees (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Public Share ($10.00).
In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share, or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Business Combination Agreement
On December 19, 2021, we entered into a business combination agreement (as amended from time to time, the “Business Combination Agreement”) with Merger Sub and Senti Biosciences, Inc., a Delaware corporation (“Senti”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Senti, with Senti surviving as a wholly-
owned subsidiary of the Company (the “Merger”). Upon the closing of the Merger (the “Closing”), the Company will change its name to “Senti Biosciences, Inc.” The date on which the Closing actually occurs is hereinafter referred to as the “Closing Date.”

The Business Combination Agreement and the transactions contemplated thereby (and contemplated in the Ancillary Documents, as defined in the Business Combination Agreement) are referred to in these Notes to unaudited condensed consolidated financial statements as the “Senti Business Combination.” The Senti Business Combination was approved by the boards of directors of each of the Company and Senti.
Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of Senti in exchange for shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), based on an implied Senti equity value of $240,000,000, to be paid to Senti stockholders at the effective time of the Merger (the “Effective Time”). In addition, Senti stockholders will have the right to receive (i) an aggregate of 1,000,000 shares of Class A Common Stock if, after Closing, the volume weighted average price of the Class A Common Stock on the Nasdaq Capital Market (“Nasdaq”), or any other national securities exchange on which the shares of Class A Common Stock are then traded (“VWAP”), is greater than or equal to $15.00 over any 20 trading days within any consecutive 30 trading day period, in the period that ends on the second anniversary of the Closing Date, and (ii) an additional 1,000,000 shares of Class A Common Stock in the aggregate if, after Closing, the VWAP of Class A Common Stock is greater than or equal to $20.00 over any 20 trading days within any consecutive 30 trading day period, in the period that ends on the third anniversary of the Closing Date.
Pursuant to the Business Combination Agreement, at or prior to the Effective Time, each option exercisable for Senti equity that is outstanding immediately prior to the Effective Time shall be converted into an option to purchase a number of shares of Class A Common Stock equal to the number of shares of Senti common stock subject to such option immediately prior to the Effective time multiplied by the exchange ratio derived under the Business Combination Agreement.
The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of Senti, the Company and their respective subsidiaries during the period between execution of the Business Combination Agreement and Closing. The representations, warranties, agreements and covenants of the parties set forth in the Business Combination Agreement will terminate at Closing, except for a limited number of representations and warranties and those covenants and agreements that, by their terms, contemplate performance after Closing. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary to consummate and expeditiously implement the Merger.
Under the Business Combination Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by requisite vote of the Company’s stockholders (the “Company Stockholder Approval”) and Senti’s stockholders (the “Senti Stockholder Approval”); (ii) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (iii) the absence of a Company Material Adverse Effect or DYNS Material Adverse Effect (each, as defined in the Business Combination Agreement) since the date of the Business Combination Agreement that is continuing; (iv) after giving effect to the transactions contemplated by the Business Combination Agreement, the Company has net tangible assets of at least $5,000,001 upon consummation of the Merger; (v) the Company’s initial listing application with Nasdaq in connection with the Merger has been approved and, immediately following the Effective Time, the Company has satisfied any applicable initial and continuing listing requirements of Nasdaq and the shares of the Company’s Class A Common Stock have been approved for listing on Nasdaq, subject only to official notice of the issuance thereof; and (vi) the registration statement filed with the SEC on Form
S-4
(the “Registration Statement”) has become effective, no stop order has been issued by the SEC and remains in effect with respect to the Registration Statement, and no proceeding seeking such a stop order has been threatened or initiated by the SEC and remains pending. In addition, Senti’s obligation to consummate the Merger is subject to the condition that the Available Closing Cash (as defined in the Business Combination Agreement) shall be greater than or equal to $150,000,000 (after reduction for the aggregate amount of payments made or required to be made in connection with the DYNS Stockholder Redemption (as defined in the Business Combination Agreement)).

On February 12, 2022, the Business Combination Agreement was amended by the parties thereto to reflect, among other things, (i) corrections to certain aspects section 5.7 of the Business Combination Agreement, and (ii) changes to certain terms of the options Senti granted to certain persons at the time the Business Combination Agreement was signed.
Other Agreements
The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:
Sponsor Support Agreement
In connection with the execution of the Business Combination Agreement, the Sponsor, as the sole holder of the Company’s Class B common stock, par value $0.0001 per share (the “Class B Common Stock”, and also referred to herein as the Founder Shares (as defined in Note 5)) and other persons party thereto (“Other Company Insiders,” and together with the Sponsor, collectively, the “Company Insiders”), entered into a support agreement with the Company and Senti (the “Sponsor Support Agreement”). Under the Sponsor Support Agreement, the Sponsor agreed to vote, at any meeting of the stockholders of the Company and in any action by written consent of the stockholders of the Company, all of such Sponsor’s Class A Common Stock and Class B Common Stock (i) in favor of (a) the Business Combination Agreement and the transactions contemplated thereby, and (b) the other proposals that the Company and Senti agreed in the Business Combination Agreement shall be submitted at such meeting for approval by the Company’s stockholders together with the proposal to obtain the Company Stockholder Approval (together with the Company Stockholder Approval, these proposals are the Required Transaction Proposals (as defined in the Business Combination Agreement)), and (ii) against any proposal that conflicts with, or materially impedes or interferes with, any such proposal or that would adversely affect or delay the Merger. The Sponsor Support Agreement also prohibits the Sponsor from, among other things and subject to certain exceptions, selling, assigning or transferring any Class A Common Stock or Class B Common Stock held by the Sponsor prior to the Closing or taking any action that would have the effect of preventing or materially delaying the Sponsor from performing its obligations under the Sponsor Support Agreement. In addition, in the Sponsor Support Agreement, the Sponsor agreed to waive, and not to assert or perfect, among other things, any rights to adjustment or other anti-dilution protections with respect to the rate at which the shares of Class B Common Stock held by the Sponsor convert into shares of Class A Common Stock in connection with the transactions contemplated by the Business Combination Agreement.
The

Sponsor Support Agreement also includes a
lock-up
in respect of the Sponsor’s equity interests in the Company. Pursuant to the Sponsor Support Agreement, the Sponsor agreed that, subject to limited exceptions, it would not sell, assign or transfer any Class A Common Stock or Class B Common Stock until the earlier of

(i) the
one year
anniversary of the Closing, and (ii) subsequent to the Closing, (x) if the last reported sale price of the Class A Common Stock equals or exceeds $
12.00
per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
trading days within any
30
consecutive trading day period commencing at least
150
days after the Closing, or (y) the date upon completion of a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their common stock for cash, securities or other property.
Senti Support Agreement
In connection with the execution of the Business Combination Agreement, certain Senti stockholders (the “Senti Supporting Stockholders”) entered into support agreements with the Company (the “Senti Support Agreements”). Under the Senti Support Agreements, each Senti Supporting Stockholder agreed, within forty-eight hours following the effectiveness of the Registration Statement, to execute and deliver a written consent with respect to all outstanding shares of Senti common stock and preferred stock held by such Senti Supporting Stockholder (the “Subject Senti Shares”) approving the Business Combination Agreement and the transactions contemplated thereby. In addition to the foregoing, each Senti Supporting Stockholder agreed that, at any meeting of the holders of Senti capital stock, each such Senti Supporting Stockholder will appear at the meeting, in person or by proxy, and cause its Subject Senti Shares to be voted (i) to approve and adopt the Business Combination Agreement, the transactions contemplated thereby, and any other matters necessary or reasonably requested by Senti for consummation of the Merger, and (ii) against any proposal that conflicts or materially impedes or interferes with, or would adversely affect or delay, the consummation of the transactions contemplated by the Business Combination Agreement.
The Senti Support Agreements also prohibit the Senti Supporting Stockholders from, among other things, (i) transferring any of the Subject Senti Shares prior to the Closing, (ii) entering into (a) any option, commitment or other arrangement that would require the Senti Supporting Stockholders to transfer the Subject Senti Shares, or (b) any voting trust, proxy or other contract with respect to the voting of the Subject Senti Shares, or (iii) taking any action in furtherance of the foregoing. In addition, under the Senti Support Agreement, each Senti Supporting Stockholder agreed (i) not to exercise any rights of appraisal or dissenter’s rights relating to the Business Combination Agreement and the transactions contemplated thereby, and (ii) not to commence or participate in any claim or action against Senti, the Company or any of their affiliates relating to the negotiation, execution or delivery of the Senti Support Agreement or the Business Combination Agreement or the consummation of the Merger.
Additionally, (i) certain Senti Support Agreements prohibit the applicable Senti Supporting Stockholders from transferring the shares of Class A Common Stock which they will receive in the Merger for, subject to certain permitted transfers, up to 18 months following the Closing, which may be reduced to 12 months upon the meeting of certain criteria (such period, the “Extended
Lock-Up”),
and (ii) certain other Senti Support Agreements prohibit the applicable Senti Supporting Stockholders from transferring the shares of Class A Common Stock which they will receive in the Merger for, subject to certain permitted transfers, 12 months following the Closing (such period, the “General
Lock-Up”);
provided that, (a) with respect to the Extended
Lock-Up,
if the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to $12.00 per share over any 20 trading days within any consecutive 30 trading day period commencing at least 330 days after the Closing Date, then the Extended
Lock-Up
shall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up,
and (b) with respect to the General
Lock-Up,
if the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to $12.00 per share over any 20 trading days within any consecutive 30 trading day period commencing at least 150 days after the Closing Date, then the General
Lock-Up
shall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up.

On February 12, 2022, the Company entered into amendments to certain Senti Support Agreements to amend those agreements such that, among other things, the shares of Class A Common Stock of the relevant Senti Supporting Stockholders may not be transferred, subject to certain permitted transfers, for three years following the Closing (such period, “the Three Year
Lock-Up”).
Unlike the Extended
Lock-Up
and the General
Lock-Up
described above, the Three Year
Lock-Up
does not terminate early based on the share price performance of Class A Common Stock.
PIPE Subscription Agreements
In connection with the execution of the Business Combination Agreement, the Company entered into subscription agreements with certain private investors (the “Subscription Agreements”), pursuant to which, among other things, such investors have subscribed to purchase an aggregate of 6,680,000 shares of Class A Common Stock (together, the “Subscriptions”) for a purchase price of $10.00 per share, or an aggregate purchase price of $66,800,000, which shares are to be issued at the Closing; provided that the Subscription Agreements permit the Company to accept additional subscriptions for a purchase price of $10.00 per share to be issued at the Closing, following the execution of the Business Combination Agreement. The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement.
Non-Redemption
Agreements
In connection with the execution of the Business Combination Agreement, the Sponsor, as the holder of 5,750,000 shares of Class B Common Stock (the Founder Shares (as defined in Note 5)), the Company and each of certain funds and accounts managed by Morgan Stanley Investment Management Inc., T. Rowe Price Group, Inc., The Invus Group, LLC and ARK Investment Management LLC and/or their respective investment funds (each, an “Investor”, and collectively, the “Investors”) entered into non-redemption
agreements in respect of the Public Shares held by the Investors (the
“Non-Redemption
Agreements”).
Pursuant to the
Non-Redemption
Agreements, each Investor agreed for the benefit of the Company (a) to not redeem the shares of Class A Common Stock beneficially owned by it, or any other shares, capital stock or other equity interests, as applicable, of the Company, which it held on the date of the
Non-Redemption
Agreement (the “Investor Shares”), and (b) to not, among other things, sell, encumber or otherwise transfer the Investor Shares other than in connection with non-discretionary
ETF or mutual fund pro rata rebalancing transfers. In connection with these commitments from the Investors, the Sponsor agreed to forfeit
 965,728
shares of its Class B Common Stock and the Company agreed to cancel such shares and concurrently issue to the Investors an equivalent number of shares of Class A Common Stock, in each case, at or promptly following the consummation of the Merger. The shares of Class A Common Stock to which the Investors were entitled as at the date the Non-Redemption Agreements were signed represented approximately 11.111% of the Investors’ aggregate holdings of Public Shares as at such date.

On May 9, 2022, the Company, the Sponsor and the Investors agreed to amend the Non-Redemption Agreements such that the number of shares of Class A Common Stock to which each Investor may be entitled equals 11.111% of the number of Public Shares held by the Investor at the time the Merger is consummated (as opposed to when the Non-Redemption Agreement was signed). As at April 29, 2022, 7,968,483 shares of Class A Common Stock, in the aggregate, were subject to
Non-Redemption
Agreements. Accordingly, as at April 29, 2022, it is anticipated that 885,377 shares of Class A Common Stock will be issued to Investors and an equivalent number of shares of Class B Common Stock will be forfeited by the Sponsor and canceled by the Company
(as opposed to 965,728 shares, as was the case prior to such amendments to the Non-Redemption Agreements).

Investor Rights Agreement
In connection with the Closing, the Company, certain stockholders of the Company (including the Sponsor) and certain stockholders of Senti will enter into an investor rights and lock-up
agreement (the “Investor Rights Agreement”). Pursuant to the Investor Rights Agreement, each signatory thereto (other than the Company) will be granted certain registration rights with respect to their respective shares of Class A Common Stock.
The Investor Rights Agreement will also restrict the ability of each stockholder who is a party thereto (other than the Company) to transfer its shares of Class A Common Stock (or any securities convertible into or exercisable or exchangeable for shares of Class A Common Stock) for, subject to certain permitted transfers and depending on the stockholder, a period of one year following the Closing Date (the “12 Month
Lock-Up”)
or a period of 18 months following the Closing Date (the “18 Month
Lock-Up”);
provided that (i) the foregoing restrictions shall not apply to any shares of Class A Common Stock purchased pursuant to the Subscription Agreements and (ii)(A) in respect of the 12 Month
Lock-Up,
if the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to $12.00 per share over any 20 trading days within any consecutive 30 trading day period commencing at least 150 days after the Closing Date, then the 12 Month
Lock-Up
shall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up;
and (B) in respect of the 18 Month
Lock-Up,
if the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to $12.00 per share over any 20 trading days within any consecutive 30 trading day period commencing at least 330 days after the Closing Date, then the 18 Month
Lock-Up
shall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up.
Going Concern
As of March 31, 2022, the Company had $396,693 in cash held outside of the Trust Account and a working capital deficit of $3,224,077. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans (including in respect of the Senti Business Combination). These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the unaudited condensed consolidated financial statements are issued. Management plans to address this uncertainty through the Senti Business Combination, as discussed above. There is no assurance that the Company’s plans to consummate the Senti Business Combination (or any other Business Combination) will be successful or successful within the Combination Period. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Additionally, as a result of the military action commenced in February 2022 by the Russian Federation and Belarus in the country of Ukraine and related economic sanctions, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Dynamics Special Purpose Corp. (the “Company”) is a blank check company incorporated in Delaware on March 1, 2021.
 As used herein, “the Company” refers to Dynamics Special Purpose Corp. and its wholly-
owned and
controlled subsidiary, Explore Merger Sub, Inc. (“Merger Sub”), unless the context indicates otherwise. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2021, the Company had not commenced any operations. All activity for the period from March 1, 2021 (inception) through December 31, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination and negotiating and entering into binding agreements in respect of such Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generatenon-operatingincome in the form of interest income on the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Initial Public Offering was declared effective on May 25, 2021. On May 28, 2021, the Company consummated the Initial Public Offering of 23,000,000 shares of Class A common stock (the “Public Shares”), including 3,000,000 shares of Class A common stock that were issued pursuant to the underwriter’s exercise of its
over-allotment option in full, at $10.00 per Public Share, generating gross proceeds of $230,000,000, which is discussed in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 715,500 shares of Class A common stock (the “Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement to Dynamics Sponsor LLC (the “Sponsor”), generating gross proceeds of $7,155,000, which is described in Note 4.
Transaction costs
 for the Initial Public Offering
amounted to $13,198,430 consisting of $4,600,000 of underwriting fees, $8,050,000 of deferred underwriting fees, and $548,430 of other offering costs.
 Subsequent to the Initial Public Offering, the underwriter agreed on December 17, 2021 to waive $1,000,000 of its deferred underwriting fees of $8,050,000, thereby reducing those fees to $7,050,000; thus, the transaction costs related to our Initial Public Offering amounted to $12,198,430.
Following the closing of the Initial Public Offering on May 28, 2021, an amount of $230,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares in the Initial Public Offering and the sale of the Private Placement Shares was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government securities with maturities of 185 days or less
,
or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination
,
and (ii) the distribution of the funds held in the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting fees
and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, subject to applicable law and stock exchange listing requirements. The stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount held in the Trust Account (initially anticipated to be $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations.
The Company will proceed with a Business Combination if the Company has net tangible assets of at least $
5,000,001
 upon consummation of such Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Founder Shares (as defined in Note 5) have agreed to vote their Founder Shares, Private Placement Shares and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a stockholder vote to approve a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The initial stockholders have agreed to waive (a) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares they hold in connection with the completion of an initial Business Combination, (b) their redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares they hold in connection with a stockholder vote to approve an amendment to the Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem
100%
of the Public Shares if the Company has not consummated an initial Business Combination within
24months
from the closing of the Initial

Public Offering or with respect to any material provision relating to the rights of holders of Public Shares, and (c) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Placement Shares they hold if the Company fails to complete an initial Business Combination within 24 months from the closing of the Initial Public Offering. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period (as defined below).
The Company will have until May 28, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, subject to lawfully available funds therefor, redeem the Public Shares at aper-shareprice, payable in cash, equal to the aggregate amount then on deposit in the Trust Account
,
including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The underwriter has agreed to waive its rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Public Share ($10.00).
In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share, or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than
$10.00per
 Public Share due to reductions in the value of the Trust Account assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Business Combination Agreement
On December 19, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) by and among the Company, Merger Sub and Senti Biosciences, Inc., a Delaware

corporation (“Senti”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Senti, with Senti surviving as a wholly-owned subsidiary of the Company (the “Merger”). Upon the closing of the Merger (the “Closing”), the Company will change its name to “Senti Biosciences, Inc.” The date on which the Closing actually occurs is hereinafter referred to as the “Closing Date.”
The Business Combination Agreement and the transactions contemplated thereby are referred to in these
Notes to Consolidated Financial Statements
as the “Senti Business Combination.” The Senti Business Combination was approved by the boards of directors of each of the Company and Senti.
Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of Senti in exchange for shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), based on an implied Senti equity value of $240,000,000, to be paid to Senti stockholders at the effective time of the Merger (the “Effective Time”). In addition, Senti stockholders will have the right to receive (i) an aggregate of 1,000,000 shares of Class A Common Stock if, after Closing, the volume weighted average price of the Class A Common Stock on the Nasdaq Capital Market (“Nasdaq”), or any other national securities exchange on which the shares of Class A Common Stock are then traded (“VWAP”), is greater than or equal to $15.00 over any 20 trading days within any consecutive 30 trading day period, in the period that ends on the second anniversary of the Closing, and (ii) an additional 1,000,000 shares of Class A Common Stock in the aggregate if, after Closing, the VWAP of Class A Common Stock is greater than or equal to $20.00 over any 20 trading days within any consecutive 30 trading day period, in the period that ends on the third anniversary of the Closing.
Pursuant to the Business Combination Agreement, at or prior to the Effective Time, each option exercisable for Senti equity that is outstanding immediately prior to the Effective Time shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such options, subject to adjustments to exercise price and number of shares of Class A Common Stock issued upon exercise.
The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of Senti, the Company and their respective subsidiaries during the period between execution of the Business Combination Agreement and Closing. The representations, warranties, agreements and covenants of the parties set forth in the Business Combination Agreement will terminate at Closing, except for those covenants and agreements that, by their terms, contemplate performance after Closing. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary to consummate and expeditiously implement the Merger.
Under the Business Combination Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by requisite vote of the Company’s stockholders (the “Company Stockholder Approval”) and Senti’s stockholders (the “Senti Stockholder Approval”); (ii) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (iii) the absence of a Company Material Adverse Effect or DYNS Material Adverse Effect (each, as defined in the Business Combination Agreement) since the date of the Business Combination Agreement that is continuing; (iv) after giving effect to the transactions contemplated by the Business Combination Agreement, the Company has net

tangible assets of at least
$5,000,001
upon consummation of the Merger; (v) the Company’s initial listing application with Nasdaq in connection with the Merger has been approved and, immediately following the Effective Time, the Company has satisfied any applicable initial and continuing listing requirements of Nasdaq and the shares of the Company’s Class A Common Stock have been approved for listing on Nasdaq, subject only to official notice of the issuance thereof; and (vi) the registration statement filed with the SEC on Form
S-4
(the “Registration Statement”) has become effective, no stop order has been issued by the SEC and remains in effect with respect to the Registration Statement, and no proceeding seeking such a stop order has been threatened or initiated by the SEC and remains pending. In addition, Senti’s obligation to consummate the Merger is subject to the condition that the Available Closing Cash (as defined in the Business Combination Agreement) shall be greater than or equal to
$150,000,000
(after reduction for the aggregate amount of payments made or required to be made in connection with the DYNS Stockholder Redemption (as defined in the Business Combination Agreement)) and the amount of funds available pursuant to the PIPE Financing (as defined in the Business Combination Agreement).
On February 12, 2022, following the period to which these consolidated financial statements relate, the Business Combination Agreement was amended by the parties thereto to reflect, among other things, (i) a correction to section 5.7 of the Business Combination Agreement, and (ii) changes to the options Senti granted to certain persons at the time the Business Combination Agreement was signed.
Other Agreements
The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:
Sponsor Support Agreement
In connection with the execution of the Business Combination Agreement, the Sponsor, as the sole holder of the Company’s Class B common stock, par value
$0.0001per
share (the “Class B Common Stock”, and also referred to herein as the Founder Shares (as defined in Note 5)) and other persons party thereto (“Other Company Insiders,” and together with the Sponsor, collectively, the “Company Insiders”), entered into a support agreement with the Company and Senti (the “Sponsor Support Agreement”). Under the Sponsor Support Agreement, the Sponsor agreed to vote, at any meeting of the stockholders of the Company and in any action by written consent of the stockholders of the Company, all of such Sponsor’s Class A Common Stock and Class B Common Stock (i) in favor of (a) the Business Combination Agreement and the transactions contemplated thereby, and (b) the other proposals that the Company and Senti agreed in the Business Combination Agreement shall be submitted at such meeting for approval by the Company’s stockholders together with the proposal to obtain the Company Stockholder Approval (together with the Company Stockholder Approval, these proposals are the Required Transaction Proposals (as defined in the Business Combination Agreement)), and (ii) against any proposal that conflicts with, or materially impedes or interferes with, any such proposal or that would adversely affect or delay the Merger. The Sponsor Support Agreement also prohibits the Sponsor from, among other things and subject to certain exceptions, selling, assigning or transferring any Class A Common Stock or Class B Common Stock held by the Sponsor prior to the Closing or taking any action that would have the effect of preventing or materially delaying the Sponsor from performing its obligations under the Sponsor Support Agreement. In addition, in the Sponsor Support Agreement, the Sponsor agreed to waive, and not to assert or perfect, among other things, any rights to adjustment or other anti-dilution protections with respect to the rate at which the shares of Class B Common Stock held by the Sponsor convert into shares of Class A Common Stock in connection with the transactions contemplated by the Business Combination Agreement.
The Sponsor Support Agreement also includes a lock-up in respect of the Sponsor’s equity interests in the Company. Pursuant to the Sponsor Support Agreement, the Sponsor agreed that, subject to limited exceptions, it would not sell, assign or transfer any Class A Common Stock or Class B Common Stock until the earlier of (i) the one year anniversary of the Closing, and (ii) subsequent to the Closing, (x) if the last reported sale price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading day period commencing at least 150 days after the Closing, or (y) the date upon completion of a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their common stock for cash, securities or other property.
Senti Support Agreement
In connection with the execution of the Business Combination Agreement, certain Senti stockholders (the “Senti Supporting Stockholders”) entered into support agreements with the Company (the “Senti Support Agreements”). Under the Senti Support Agreements, each Senti Supporting Stockholder agreed, within forty-eight hours following the effectiveness of the Registration Statement, to execute and deliver a written consent with respect to all outstanding shares of Senti common stock and preferred stock held by such Senti Supporting Stockholder (the “Subject Senti Shares”) approving the Business Combination Agreement and the transactions contemplated thereby. In addition to the foregoing, each Senti Supporting Stockholder agreed that, at any meeting of the holders of Senti capital stock, each such Senti Supporting Stockholder will appear at the meeting, in person or by proxy, and cause its Subject Senti Shares to be voted (i) to approve and adopt the Business Combination Agreement, the transactions contemplated thereby, and any other matters necessary or reasonably requested by Senti for consummation of the Merger, and (ii) against any proposal that conflicts or materially impedes or interferes with, or would adversely affect or delay, the consummation of the transactions contemplated by the Business Combination Agreement.
The Senti Support Agreement also prohibits the Senti Supporting Stockholders from, among other things, (i) transferring any of the Subject Senti Shares prior to the Closing, (ii) entering into (a) any option, commitment or other arrangement that would require the Senti Supporting Stockholders to transfer the Subject Senti Shares, or (b) any voting trust, proxy or other contract with respect to the voting of the Subject Senti Shares, or (iii) taking any action in furtherance of the foregoing. In addition, under the Senti Support Agreement, each Senti Supporting Stockholder agreed (i) not to exercise any rights of appraisal or dissenter’s rights relating to the Business Combination Agreement and the transactions contemplated thereby, and (ii) not to commence or participate in any claim or action against Senti, the Company or any of their affiliates relating to the negotiation, execution or delivery of the Senti Support Agreement or the Business Combination Agreement or the consummation of the Merger.
Additionally, (i) certain Senti Support Agreements prohibit the applicable Senti Supporting Stockholders from transferring the shares of Class A
Common Stock which they will receive in the Merger for, subject to certain permitted transfers, up to
 18months
following the Closing, which may be
reduced
to 12months
upon the meeting of certain criteria (such period, the “Extended
Lock-Up”),
and (ii) certain other Senti Support Agreements prohibit
the applicable Senti Supporting Stockholders from transferring the shares of Class A Common Stock which they will receive in the Merger for, subject to certain permitted transfers,
12months
following the Closing (such period, the “General
Lock-Up”);
provided that, (a) with respect to the

ExtendedLock-Up,if
the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the
Class A Common Stock is then traded, is greater than or equal to$12.00per share over any20trading days within any consecutive 30trading day commencing at least330days after the Closing Date, then the ExtendedLock-Upshall be deemed to have expired with respect to each stockholder’s
Class A Common Stock subject to that
lock-up,
and (b) with respect to the
GeneralLock-Up,if
the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to$12.00 per share over any 20 trading days within any consecutive 30trading day period commencing at least150days after the Closing Date, then the GeneralLock-Upshall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up.
On February 12, 2022, following the period to which these consolidated financial statements relate, the Company entered into amendments to certain Senti Support Agreements to amend those agreements such that, among other things, the shares of Class A Common Stock of the relevant Senti Supporting Stockholders may not be transferred, subject to certain permitted transfers, for three years following the Closing (such period, “the Three Year Lock-Up”). Unlike the Extended Lock-Up and the General Lock-Up described above, the Three Year Lock-Up does not terminate early based on the share price performance of Class A Common Stock.
PIPE Subscription Agreements
In connection with the execution of the Business Combination Agreement, the Company entered into subscription agreements with certain private investors (the “Subscription Agreements”), pursuant to which, among other things, such investors have subscribed to purchase an aggregate
of6,680,000shares
of Class A Common Stock (together, the “Subscriptions”) for a purchase price of $10.00per
share, or an aggregate purchase price of

$66,800,000,
which shares are to be issued at the Closing; provided that the Subscription Agreements permit the Company to accept additional subscriptions for a purchase
price
of
$10.00per
share to be issued at the Closing, following the execution of the Business Combination Agreement. The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement.
Non-Redemption
Agreements
In connection with the execution of the Business Combination Agreement, the Sponsor, as the holder of

5,750,000

shares of Class B Common Stock (the Founder Shares (as defined in Note 5)), the Company and each of Morgan Stanley Investment Management Inc., T. Rowe Price Group, Inc., The Invus Group, LLC and ARK Investment Management LLC and/or their respective investment funds (each, an “Investor”, and collectively, the “Investors”) entered into non-redemption

agreements in respect of the Public Shares held by the Investors (the

“Non-Redemption

Agreements”).
Pursuant to the
Non-Redemption
Agreements, each Investor agreed for the benefit of the Company (a) to not redeem the shares of Class A Common Stock beneficially owned by it, or any other shares, capital stock or other equity interests, as applicable, of the Company, which it held on the date of the
Non-Redemption
Agreement, representing
 8,691,655
shares of Class A Common Stock, in the aggregate (the “Investor Shares”), and (b) to not, among other things, sell, encumber or otherwise transfer the Investor Shares other than in connection with non-discretionary
ETF or mutual fund pro rata rebalancing transfers. In connection with these commitments from the Investors, the Sponsor agreed to forfeit
 965,728
shares of its Class B Common Stock and the Company has agreed to cancel such shares and concurrently issue to the Investors an equivalent number of shares of Class A Common Stock, in each case, at or promptly following the consummation of the Merger.
Investor Rights Agreement
In connection with the Closing, the Company, certain stockholders of the Company (including the Sponsor) and certain stockholders of Senti will enter into an investor rights and lock-up
agreement (the “Investor Rights Agreement”). Pursuant to the Investor Rights Agreement, each signatory thereto (other than the Company) will be granted certain registration rights with respect to their respective shares of Class A Common Stock.

The Investor Rights Agreement will also restrict the ability of each stockholder who is a party thereto (other than the Company) to transfer its shares of Class A Common Stock (or any securities convertible into or exercisable or exchangeable for shares of Class A Common Stock) for, subject to certain permitted transfers and depending on the stockholder, a period of one year
following the Closing Date (the “12 Month
Lock-Up”)
 or a period of 18 months following the Closing Date (the “
18
Month Lock-Up”); provided that (i) the foregoing restrictions shall not apply to any shares of Class A Common Stock purchased pursuant to the Subscription Agreements and (ii)(A) in respect of the 12 Month
Lock-Up, if
the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to $12.00 per share over any 20 trading days within any consecutive 30 trading day period commencing at least 150 days after the Closing Date, then the 12 Month Lock-Up shall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up;
and (B) in respect of the 18 Month
Lock-Up,
if the last reported sale price of the Class A Common Stock on Nasdaq, or any other national securities exchange on which the Class A Common Stock is then traded, is greater than or equal to
$12.00 per share over any 20 trading days within any consecutive 30 trading day period commencing at least
330
days after the Closing Date, then the
18
Month
Lock-Up
shall be deemed to have expired with respect to each stockholder’s Class A Common Stock subject to that lock-up
.
Going Concern
As of December 31, 2021, the Company had $889,323 in cash held outside of the Trust Account and a working capital deficit of $1,984,816.
The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans (including in respect of the Senti Business Combination). These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the consolidated financial statements are issued. Management plans to address this uncertainty through the Senti Business Combination, as discussed above. There is no assurance that the Company’s plans to consummate the Senti Business Combination (or any other Business Combination) will be successful or successful within the Combination Period. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.